Related Party Transactions (Details) (William Lei Ding, Guangzhou, CNY) In Millions, unless otherwise specified	1 Months Ended
Jul. 31, 2010
William Lei Ding | Guangzhou
Related Party Transactions
Value of property transferred, at cost, by Mr. Ding to the Company	72.2